Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net loss	$ (14,058,641)	$ (9,849,964)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	307,906	366,979
Non-cash interest expense		2,589,025
Stock-based compensation	1,164,633	571,382
Non-cash restricted shares	446,400
Non-cash consulting shares	225,000
Warrants issued in Private Placement		664,064
Changes in operating assets and liabilities:
Restricted cash		70,026
Trade accounts receivable		465,385
Prepaid expenses and other assets	(1,256,151)	(921,587)
Trade accounts payable	(90,924)	1,115,987
Accrued expenses and other liabilities	556,297	(136,997)
Net cash used in operating activities	(12,705,480)	(5,065,700)
Investing activities:
Purchase of property and equipment	(620,747)	(267,406)
Net cash used in investing activities	(620,747)	(267,406)
Financing activities:
Proceeds from exercise of options	10,000
Issuance of Common Stock, net of issuance costs	25,763,960	11,963,188
Issuance of Preferred Stock-series C, net of issuance costs		7,342,076
Proceeds from convertible stockholder loan		1,210,100
Repayment of debt	(1,157,940)	(181,515)
Net cash provided by financing activities	24,616,020	20,333,849
Effect of exchange rate change on cash and cash equivalents	(414,880)	(215,914)
Net increase in cash and cash equivalents	10,874,913	14,784,829
Cash and cash equivalents at beginning of year	18,474,211	3,689,382
Cash and cash equivalents at end of year	29,349,124	18,474,211
Supplemental cash flow disclosures:
Cash paid for interest	206,269	71,757
Cash paid for income taxes	$ 203,866
Noncash investing and Financing Activities:
Conversion from debt to equity		$ 4,380,906